Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 10 - Intangible Assets, Net

	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Cost:
Patent registration costs	2,569	2,308
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
	19,469	19,208

Less accumulated amortization	6,112	2,271

Total intangible assets, net	13,357	16,937

Amortization expense for the years ended December 31, 2024, 2023 and 2022 amounted to $3,841, $733 and $110, respectively.

As of December 31, 2024, the estimated amortization expenses of intangible assets for the years 2025 to 2029 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2025	3,677
2026	2,832
2027	2,821
2028	2,404
2029	360